Financial assets and financial liabilities (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Financial assets and financial liabilities
Transfer from Level 1 to Level 2, Assets	€ 0	€ 0
Transfer from Level 2 to Level 1, Assets	0	0
Transfer from Level 1 to Level 2, Liabilities	0	0
Transfer from Level 2 to Level 1, Liabilities	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	€ 0	€ 0